Basis of preparation - Summary of operating leases (Details) - USD ($) $ in Millions	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Jun. 30, 2018
Disclosure of voluntary change in accounting policy [line items]
Lease liabilities		$ 9,900
Finance lease obligations at 31 December 2018	$ 10,379		$ 667	$ 619
Adjustment on adoption of IFRS 16 [Member]
Disclosure of voluntary change in accounting policy [line items]
Lease liabilities		9,422	$ 11,979
Leases not yet commenced		(1,372)
Leases below materiality threshold		(86)
Short-term leases		(91)
Effect of discounting		(1,512)
Impact on leases in joint operations		836
Variable lease payments		(58)
Redetermination of lease term		(252)
Other		(22)
Adjustment for finance leases in joint operations		$ (189)